Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue
Base rent	$ 1,675,412	$ 1,457,834	$ 1,376,278
Recoveries from tenants	292,944	228,170	198,083
Parking and other	97,158	89,207	80,496
Total rental revenue	2,065,514	1,775,211	1,654,857
Hotel revenue	40,330	37,915	34,529
Development and management services	29,695	34,060	33,406
Total revenue	2,135,539	1,847,186	1,722,792
Expenses
Rental	742,956	639,088	572,668
Hotel	28,447	28,120	26,128
General and administrative	115,329	90,129	87,101
Transaction costs	1,744	3,653	1,987
Impairment loss	8,306	0	0
Depreciation and amortization	560,637	445,875	429,742
Total expenses	1,457,419	1,206,865	1,117,626
Operating income	678,120	640,321	605,166
Other income (expense)
Income from unconsolidated joint ventures	75,074	49,078	85,896
Gains on consolidation of joint ventures	385,991	0	0
Interest and other income	8,310	10,091	5,358
Gains (losses) from investments in securities	2,911	1,389	(443)
Interest expense	(446,880)	(410,970)	(391,533)
Gains (losses) from early extinguishments of debt	122	(4,453)	(1,494)
Income (loss) from continuing operations	703,648	285,456	302,950
Discontinued operations
Income from discontinued operations	8,022	9,806	10,876
Gain on sale of real estate from discontinued operations	112,829	36,877	0
Gain on forgiveness of debt from discontinued operations	20,182	0	0
Impairment loss from discontinued operations	(3,241)	0	0
Net income (loss)	841,440	332,139	313,826
Net income attributable to noncontrolling interests
Noncontrolling interests in property partnerships	(1,347)	(3,792)	(1,558)
Noncontrolling interest - redeemable preferred units of the Operating Partnership	(6,046)	(3,497)	(3,339)
Noncontrolling interest - common units of the Operating Partnership	(70,085)	(30,125)	(35,007)
Noncontrolling interest in discontinued operations - common units of the Operating Partnership	(14,151)	(5,075)	(1,243)
Net income attributable to Boston Properties, Inc.	749,811	289,650	272,679
Preferred dividends	(8,057)	0	0
Net income attributable to Boston Properties, Inc. common shareholders	$ 741,754	$ 289,650	$ 272,679
Basic earnings per common share attributable to Boston Properties, Inc.:
Income from continuing operations (in dollars per share)	$ 4.06	$ 1.65	$ 1.80
Discontinued operations (in dollars per share)	$ 0.81	$ 0.28	$ 0.07
Net income (in dollars per share)	$ 4.87	$ 1.93	$ 1.87
Weighted average number of common shares outstanding (in shares)	152,201	150,120	145,693
Diluted earnings per common share attributable to Boston Properties, Inc.:
Income from continuing operations (in dollars per share)	$ 4.05	$ 1.64	$ 1.80
Discontinued operations (in dollars per share)	$ 0.81	$ 0.28	$ 0.06
Diluted Earnings: Net income, Per Share Amount (in dollars per share)	$ 4.86	$ 1.92	$ 1.86
Weighted average number of common and common equivalent shares outstanding (in shares)	152,521	150,711	146,218